Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 346,447,500
Previously Paid Amount	0
Total Fee Amount	47,844.4
Net Fee	$ 47,844.4
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A